UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund

Semi-Annual Report
September 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary September 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.2
Amazon.com, Inc.	4.5
NVIDIA Corp.	4.4
Alphabet, Inc. Class A	3.4
Meta Platforms, Inc. Class A	3.1
UnitedHealth Group, Inc.	2.8
Visa, Inc. Class A	2.3
Eli Lilly & Co.	2.2
MasterCard, Inc. Class A	2.2
Costco Wholesale Corp.	2.0
35.1

Market Sectors (% of Fund's net assets)

Information Technology	32.5
Industrials	15.8
Financials	12.7
Consumer Discretionary	12.0
Health Care	11.1
Communication Services	8.4
Materials	5.3
Consumer Staples	2.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments September 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	6,848,800	896,234
Class C (a)	3,656,800	482,149
Meta Platforms, Inc. Class A (a)	2,714,700	814,980
		2,193,363
CONSUMER DISCRETIONARY - 12.0%
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	9,142,800	1,162,233
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)(b)	2,067,187	283,639
Hilton Worldwide Holdings, Inc.	2,192,562	329,279
Marriott International, Inc. Class A	1,546,650	304,010
		916,928
Specialty Retail - 4.0%
AutoZone, Inc. (a)	142,594	362,187
O'Reilly Automotive, Inc. (a)	375,800	341,550
TJX Companies, Inc.	3,761,800	334,349
		1,038,086
TOTAL CONSUMER DISCRETIONARY		3,117,247
CONSUMER STAPLES - 2.0%
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	931,028	525,994
FINANCIALS - 12.7%
Capital Markets - 4.3%
Ares Management Corp.	2,786,305	286,627
Moody's Corp.	1,256,558	397,286
S&P Global, Inc.	1,200,309	438,605
		1,122,518
Financial Services - 5.1%
Fiserv, Inc. (a)	1,381,648	156,071
MasterCard, Inc. Class A	1,450,999	574,465
Visa, Inc. Class A (b)	2,640,693	607,386
		1,337,922
Insurance - 3.3%
Arthur J. Gallagher & Co.	1,815,993	413,919
Marsh & McLennan Companies, Inc.	2,346,595	446,557
		860,476
TOTAL FINANCIALS		3,320,916
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	5,988,600	316,198
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	1,444,535	728,320
Life Sciences Tools & Services - 3.4%
Danaher Corp.	1,633,087	405,169
Thermo Fisher Scientific, Inc.	950,674	481,203
		886,372
Pharmaceuticals - 3.7%
Eli Lilly & Co.	1,094,044	587,644
Zoetis, Inc. Class A	2,212,722	384,969
		972,613
TOTAL HEALTH CARE		2,903,503
INDUSTRIALS - 15.8%
Aerospace & Defense - 2.5%
HEICO Corp. Class A	2,468,142	318,933
TransDigm Group, Inc. (a)	412,425	347,728
		666,661
Commercial Services & Supplies - 2.6%
Cintas Corp.	718,584	345,646
Copart, Inc.	7,721,616	332,724
		678,370
Construction & Engineering - 1.2%
Quanta Services, Inc.	1,704,637	318,886
Electrical Equipment - 2.6%
AMETEK, Inc.	2,009,683	296,951
Eaton Corp. PLC	1,792,119	382,223
		679,174
Ground Transportation - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	882	0
Stage 2 rights (a)(c)	882	0
Stage 3 rights (a)(c)	882	0
		0
Machinery - 1.2%
Ingersoll Rand, Inc.	4,914,374	313,144
Professional Services - 4.5%
Automatic Data Processing, Inc.	1,582,881	380,810
Paychex, Inc.	2,540,845	293,036
TransUnion Holding Co., Inc.	2,339,250	167,935
Verisk Analytics, Inc.	1,357,257	320,638
		1,162,419
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	682,400	303,375
TOTAL INDUSTRIALS		4,122,029
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	1,626,465	299,156
Motorola Solutions, Inc.	1,214,655	330,678
		629,834
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	4,077,304	342,453
CDW Corp.	1,766,145	356,337
		698,790
IT Services - 3.2%
Accenture PLC Class A	1,603,150	492,343
Gartner, Inc. (a)	966,753	332,186
		824,529
Semiconductors & Semiconductor Equipment - 12.0%
Broadcom, Inc.	633,000	525,757
KLA Corp.	844,783	387,468
Lam Research Corp.	658,353	412,636
Monolithic Power Systems, Inc.	612,630	283,035
NVIDIA Corp.	2,642,013	1,149,249
ON Semiconductor Corp. (a)	4,070,006	378,307
		3,136,452
Software - 12.2%
Cadence Design Systems, Inc. (a)	1,690,129	395,997
Intuit, Inc.	463,766	236,957
Microsoft Corp.	6,705,298	2,117,197
Synopsys, Inc. (a)	911,621	418,407
		3,168,558
TOTAL INFORMATION TECHNOLOGY		8,458,163
MATERIALS - 5.3%
Chemicals - 3.1%
Linde PLC	1,317,294	490,494
Sherwin-Williams Co.	1,206,800	307,794
		798,288
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	695,310	285,411
Vulcan Materials Co.	1,405,598	283,959
		569,370
TOTAL MATERIALS		1,367,658
TOTAL COMMON STOCKS (Cost $18,406,873)		26,008,873

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	29,892,854	29,899
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	277,218,678	277,246
TOTAL MONEY MARKET FUNDS (Cost $307,145)		307,145

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $18,714,018)	26,316,018
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(249,603)
NET ASSETS - 100.0%	26,066,415

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	239,120	4,051,171	4,260,392	6,467	-	-	29,899	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	208,554	1,375,965	1,307,273	122	-	-	277,246	1.0%
Total	447,674	5,427,136	5,567,665	6,589	-	-	307,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,193,363	2,193,363	-	-
Consumer Discretionary	3,117,247	3,117,247	-	-
Consumer Staples	525,994	525,994	-	-
Financials	3,320,916	3,320,916	-	-
Health Care	2,903,503	2,903,503	-	-
Industrials	4,122,029	4,122,029	-	-
Information Technology	8,458,163	8,458,163	-	-
Materials	1,367,658	1,367,658	-	-

Money Market Funds	307,145	307,145	-	-
Total Investments in Securities:	26,316,018	26,316,018	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $270,896) - See accompanying schedule:
Unaffiliated issuers (cost $18,406,873)	$26,008,873
Fidelity Central Funds (cost $307,145)	307,145

Total Investment in Securities (cost $18,714,018)		$26,316,018
Receivable for investments sold		160,767
Receivable for fund shares sold		4,598
Dividends receivable		6,371
Distributions receivable from Fidelity Central Funds		613
Prepaid expenses		40
Other receivables		1,037
Total assets		26,489,444
Liabilities
Payable for investments purchased	$126,124
Payable for fund shares redeemed	8,483
Accrued management fee	7,407
Other affiliated payables	2,633
Other payables and accrued expenses	1,136
Collateral on securities loaned	277,246
Total Liabilities		423,029
Net Assets		$26,066,415
Net Assets consist of:
Paid in capital		$18,090,750
Total accumulated earnings (loss)		7,975,665
Net Assets		$26,066,415

Net Asset Value and Maximum Offering Price
Magellan :
Net Asset Value, offering price and redemption price per share ($25,374,535 ÷ 2,298,629 shares)		$11.04
Class K :
Net Asset Value, offering price and redemption price per share ($691,880 ÷ 62,702 shares)		$11.03

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends		$105,874
Income from Fidelity Central Funds (including $122 from security lending)		6,589
Total Income		112,463
Expenses
Management fee
Basic fee	$68,636
Performance adjustment	(25,347)
Transfer agent fees	14,539
Accounting fees	901
Custodian fees and expenses	91
Independent trustees' fees and expenses	93
Registration fees	74
Audit	60
Legal	20
Interest	252
Miscellaneous	57
Total expenses before reductions	59,376
Expense reductions	(790)
Total expenses after reductions		58,586
Net Investment income (loss)		53,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	374,993
Total net realized gain (loss)		374,993
Change in net unrealized appreciation (depreciation) on investment securities		1,191,876
Net gain (loss)		1,566,869
Net increase (decrease) in net assets resulting from operations		$1,620,746
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,877	$90,930
Net realized gain (loss)	374,993	2,812,256
Change in net unrealized appreciation (depreciation)	1,191,876	(5,984,867)
Net increase (decrease) in net assets resulting from operations	1,620,746	(3,081,681)
Distributions to shareholders	(2,703,665)	(1,135,614)

Share transactions - net increase (decrease)	2,146,388	386,400
Total increase (decrease) in net assets	1,063,469	(3,830,895)

Net Assets
Beginning of period	25,002,946	28,833,841
End of period	$26,066,415	$25,002,946

Financial Highlights
Fidelity® Magellan® Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$13.61	$13.11	$8.81	$10.23	$10.57
Income from Investment Operations
Net investment income (loss) B,C	.02	.04	(.01)	- D	.04	.06
Net realized and unrealized gain (loss)	.67	(1.51)	1.59	4.34	.06	.57
Total from investment operations	.69	(1.47)	1.58	4.34	.10	.63
Distributions from net investment income	(.01)	(.03)	-	-	(.05)	(.06)
Distributions from net realized gain	(1.24)	(.51)	(1.08)	(.04)	(1.47)	(.91)
Total distributions	(1.25)	(.54)	(1.08)	(.04)	(1.52)	(.97)
Net asset value, end of period	$11.04	$11.60	$13.61	$13.11	$8.81	$10.23
Total Return E,F	6.50%	(10.73)%	11.93%	49.27%	(.67)%	6.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.52%	.68%	.79%	.76%	.67%
Expenses net of fee waivers, if any	.45% I	.52%	.68%	.79%	.76%	.67%
Expenses net of all reductions	.45% I	.52%	.68%	.78%	.76%	.66%
Net investment income (loss)	.41% I	.37%	(.07)%	(.01)%	.38%	.60%
Supplemental Data
Net assets, end of period (in millions)	$25,375	$24,279	$27,917	$21,002	$14,668	$14,729
Portfolio turnover rate J	78% I	86% K	53% K,L	56% K	106% K	42% K

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Magellan® Fund Class K

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$13.60	$13.09	$8.79	$10.22	$10.56
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	- D	.01	.05	.07
Net realized and unrealized gain (loss)	.66	(1.52)	1.60	4.33	.05	.57
Total from investment operations	.69	(1.47)	1.60	4.34	.10	.64
Distributions from net investment income	(.02)	(.04)	-	-	(.06)	(.07)
Distributions from net realized gain	(1.24)	(.51)	(1.09)	(.04)	(1.47)	(.91)
Total distributions	(1.25) E	(.54) E	(1.09)	(.04)	(1.53)	(.98)
Net asset value, end of period	$11.03	$11.59	$13.60	$13.09	$8.79	$10.22
Total Return F,G	6.51%	(10.69)%	12.07%	49.38%	(.71)%	6.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.45%	.62%	.71%	.68%	.58%
Expenses net of fee waivers, if any	.38% J	.44%	.61%	.71%	.68%	.58%
Expenses net of all reductions	.38% J	.44%	.61%	.71%	.68%	.58%
Net investment income (loss)	.48% J	.44%	-% K	.07%	.46%	.69%
Supplemental Data
Net assets, end of period (in millions)	$692	$724	$917	$983	$1,021	$1,590
Portfolio turnover rate L	78% J	86% M	53% M,N	56% M	106% M	42% M

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

NThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Magellan Fund	$1,036

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,917,436
Gross unrealized depreciation	(330,212)
Net unrealized appreciation (depreciation)	$7,587,224
Tax cost	$18,728,794
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan Fund	10,183,219	10,411,040

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Magellan Fund	2,099	11,686	24,005	Magellan and Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Magellan	$14,388.11
Class K	151.04
	$14,539

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Magellan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Magellan Fund	$78

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Magellan Fund	Borrower	$108,582	5.57%	$252

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period, are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Magellan Fund	345,553	554,067	11,383
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Magellan Fund	$11
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Magellan Fund	$13	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $790.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Magellan Fund
Distributions to shareholders
Magellan	$2,627,259	$1,099,884
Class K	76,406	35,730
Total	$2,703,665	$1,135,614
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Fidelity Magellan Fund
Magellan
Shares sold	55,789	153,173	$634,265	$1,686,751
Reinvestment of distributions	235,473	91,862	2,474,820	1,046,758
Shares redeemed	(86,054)	(203,224)	(961,259)	(2,290,859)
Net increase (decrease)	205,208	41,811	$2,147,826	$442,650
Class K
Shares sold	1,317	4,881	$14,925	$55,650
Reinvestment of distributions	7,270	3,136	76,406	35,730
Shares redeemed	(8,322)	(13,039)	(92,769)	(147,630)
Net increase (decrease)	265	(5,022)	$(1,438)	$(56,250)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Magellan Fund	20%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Fidelity® Magellan® Fund
Fidelity® Magellan® Fund	.45%
Actual		$ 1,000	$ 1,065.00	$ 2.32
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class K	.38%
Actual		$ 1,000	$ 1,065.10	$ 1.96
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Magellan Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.537468.126
MAG-SANN-1123
Fidelity® Magellan® K6 Fund

Semi-Annual Report
September 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary September 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.1
Amazon.com, Inc.	4.4
NVIDIA Corp.	4.4
Alphabet, Inc. Class A	3.4
Meta Platforms, Inc. Class A	3.1
UnitedHealth Group, Inc.	2.9
Visa, Inc. Class A	2.3
Eli Lilly & Co.	2.2
MasterCard, Inc. Class A	2.2
Costco Wholesale Corp.	2.0
35.0

Market Sectors (% of Fund's net assets)

Information Technology	32.7
Industrials	15.8
Financials	12.7
Consumer Discretionary	11.9
Health Care	11.2
Communication Services	8.4
Materials	5.2
Consumer Staples	2.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments September 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	59,220	7,749,529
Class C (a)	31,880	4,203,378
Meta Platforms, Inc. Class A (a)	23,680	7,108,973
		19,061,880
CONSUMER DISCRETIONARY - 11.9%
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	79,710	10,132,735
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	18,020	2,472,524
Hilton Worldwide Holdings, Inc.	19,111	2,870,090
Marriott International, Inc. Class A	13,482	2,650,022
		7,992,636
Specialty Retail - 4.0%
AutoZone, Inc. (a)	1,246	3,164,828
O'Reilly Automotive, Inc. (a)	3,280	2,981,061
TJX Companies, Inc.	32,620	2,899,266
		9,045,155
TOTAL CONSUMER DISCRETIONARY		27,170,526
CONSUMER STAPLES - 2.0%
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	8,166	4,613,463
FINANCIALS - 12.7%
Capital Markets - 4.3%
Ares Management Corp.	24,290	2,498,712
Moody's Corp.	10,957	3,464,275
S&P Global, Inc.	10,466	3,824,381
		9,787,368
Financial Services - 5.1%
Fiserv, Inc. (a)	11,130	1,257,245
MasterCard, Inc. Class A	12,647	5,007,074
Visa, Inc. Class A	23,015	5,293,680
		11,557,999
Insurance - 3.3%
Arthur J. Gallagher & Co.	16,559	3,774,293
Marsh & McLennan Companies, Inc.	20,460	3,893,538
		7,667,831
TOTAL FINANCIALS		29,013,198
HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	52,140	2,752,992
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	12,876	6,491,950
Life Sciences Tools & Services - 3.4%
Danaher Corp.	14,232	3,530,959
Thermo Fisher Scientific, Inc.	8,292	4,197,162
		7,728,121
Pharmaceuticals - 3.7%
Eli Lilly & Co.	9,527	5,117,238
Zoetis, Inc. Class A	19,287	3,355,552
		8,472,790
TOTAL HEALTH CARE		25,445,853
INDUSTRIALS - 15.8%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	21,512	2,779,781
TransDigm Group, Inc. (a)	3,593	3,029,366
		5,809,147
Commercial Services & Supplies - 2.6%
Cintas Corp.	6,268	3,014,971
Copart, Inc.	67,306	2,900,216
		5,915,187
Construction & Engineering - 1.2%
Quanta Services, Inc.	14,863	2,780,421
Electrical Equipment - 2.6%
AMETEK, Inc.	17,517	2,588,312
Eaton Corp. PLC	15,625	3,332,500
		5,920,812
Machinery - 1.2%
Ingersoll Rand, Inc.	42,836	2,729,510
Professional Services - 4.4%
Automatic Data Processing, Inc.	13,801	3,320,245
Paychex, Inc.	22,150	2,554,560
TransUnion Holding Co., Inc.	19,740	1,417,135
Verisk Analytics, Inc.	11,826	2,793,774
		10,085,714
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	5,953	2,646,525
TOTAL INDUSTRIALS		35,887,316
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	14,175	2,607,208
Motorola Solutions, Inc.	10,584	2,881,388
		5,488,596
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	35,546	2,985,509
CDW Corp.	15,394	3,105,893
		6,091,402
IT Services - 3.1%
Accenture PLC Class A	13,970	4,290,327
Gartner, Inc. (a)	8,424	2,894,571
		7,184,898
Semiconductors & Semiconductor Equipment - 12.0%
Broadcom, Inc.	5,484	4,554,901
KLA Corp.	7,333	3,363,354
Lam Research Corp.	5,742	3,598,913
Monolithic Power Systems, Inc.	5,324	2,459,688
NVIDIA Corp.	23,067	10,033,914
ON Semiconductor Corp. (a)	35,474	3,297,308
		27,308,078
Software - 12.5%
Cadence Design Systems, Inc. (a)	14,736	3,452,645
Intuit, Inc.	5,753	2,939,438
Microsoft Corp.	58,444	18,453,689
Synopsys, Inc. (a)	7,943	3,645,599
		28,491,371
TOTAL INFORMATION TECHNOLOGY		74,564,345
MATERIALS - 5.2%
Chemicals - 3.0%
Linde PLC	11,445	4,261,546
Sherwin-Williams Co.	10,516	2,682,106
		6,943,652
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	6,092	2,500,644
Vulcan Materials Co.	12,079	2,440,200
		4,940,844
TOTAL MATERIALS		11,884,496
TOTAL COMMON STOCKS (Cost $172,728,432)		227,641,077

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $426,464)	426,379	426,464

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $173,154,896)	228,067,541
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(299,776)
NET ASSETS - 100.0%	227,767,765

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,390,714	30,957,509	32,921,759	46,987	-	-	426,464	0.0%
Total	2,390,714	30,957,509	32,921,759	46,987	-	-	426,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	19,061,880	19,061,880	-	-
Consumer Discretionary	27,170,526	27,170,526	-	-
Consumer Staples	4,613,463	4,613,463	-	-
Financials	29,013,198	29,013,198	-	-
Health Care	25,445,853	25,445,853	-	-
Industrials	35,887,316	35,887,316	-	-
Information Technology	74,564,345	74,564,345	-	-
Materials	11,884,496	11,884,496	-	-

Money Market Funds	426,464	426,464	-	-
Total Investments in Securities:	228,067,541	228,067,541	-	-

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $172,728,432)	$227,641,077
Fidelity Central Funds (cost $426,464)	426,464

Total Investment in Securities (cost $173,154,896)		$228,067,541
Receivable for investments sold		1,572,087
Receivable for fund shares sold		5,562
Dividends receivable		55,402
Distributions receivable from Fidelity Central Funds		6,285
Total assets		229,706,877
Liabilities
Payable for investments purchased	$1,844,058
Payable for fund shares redeemed	7,337
Accrued management fee	87,717
Total Liabilities		1,939,112
Net Assets		$227,767,765
Net Assets consist of:
Paid in capital		$169,497,463
Total accumulated earnings (loss)		58,270,302
Net Assets		$227,767,765
Net Asset Value, offering price and redemption price per share ($227,767,765 ÷ 15,596,948 shares)		$14.60

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Dividends		$935,743
Income from Fidelity Central Funds		46,987
Total Income		982,730
Expenses
Management fee	$520,081
Independent trustees' fees and expenses	831
Total expenses before reductions	520,912
Expense reductions	(616)
Total expenses after reductions		520,296
Net Investment income (loss)		462,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,525,129
Total net realized gain (loss)		3,525,129
Change in net unrealized appreciation (depreciation) on investment securities		10,895,773
Net gain (loss)		14,420,902
Net increase (decrease) in net assets resulting from operations		$14,883,336
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$462,434	$950,283
Net realized gain (loss)	3,525,129	2,556,830
Change in net unrealized appreciation (depreciation)	10,895,773	(31,277,752)
Net increase (decrease) in net assets resulting from operations	14,883,336	(27,770,639)
Distributions to shareholders	(2,040,552)	(624,358)

Share transactions
Proceeds from sales of shares	5,354,317	39,280,899
Reinvestment of distributions	2,040,552	624,358
Cost of shares redeemed	(16,690,605)	(40,578,676)

Net increase (decrease) in net assets resulting from share transactions	(9,295,736)	(673,419)
Total increase (decrease) in net assets	3,547,048	(29,068,416)

Net Assets
Beginning of period	224,220,717	253,289,133
End of period	$227,767,765	$224,220,717

Other Information
Shares
Sold	366,027	2,934,982
Issued in reinvestment of distributions	146,908	47,251
Redeemed	(1,146,270)	(3,143,253)
Net increase (decrease)	(633,335)	(161,020)

Financial Highlights
Fidelity® Magellan® K6 Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.81	$15.45	$14.35	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.06	.02	.04	.06
Net realized and unrealized gain (loss)	.89	(1.66)	1.80	4.77	(.44)
Total from investment operations	.92	(1.60)	1.82	4.81	(.38)
Distributions from net investment income	(.03)	(.04)	(.02)	(.05)	(.03)
Distributions from net realized gain	(.10)	-	(.70)	-	-
Total distributions	(.13)	(.04)	(.72)	(.05)	(.03)
Net asset value, end of period	$14.60	$13.81	$15.45	$14.35	$9.59
Total Return D,E	6.69%	(10.35)%	12.29%	50.18%	(3.83)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45% H
Net investment income (loss)	.40% H	.43%	.15%	.32%	.65% H
Supplemental Data
Net assets, end of period (000 omitted)	$227,768	$224,221	$253,289	$187,748	$131,458
Portfolio turnover rate I	78% H	90% J	57% J	62%	93% H,J

AFor the period June 13, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity Magellan K6 Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,489,578
Gross unrealized depreciation	(2,752,149)
Net unrealized appreciation (depreciation)	$54,737,429
Tax cost	$173,330,112
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan K6 Fund	89,210,424	96,916,866

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Magellan K6 Fund	1,795,217	24,004,570
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Magellan K6 Fund	$646

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Magellan K6 Fund	3,161,667	5,725,629	183,206
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $616.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Magellan® K6 Fund	.45%
Actual		$ 1,000	$ 1,066.90	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Magellan K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio ; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees.  The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9893882.104
MAG-K6-SANN-1123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023